Consolidated Statement of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax for the year		$ (19,268,357)	$ (6,497,449)	[1]	$ (2,232,689)	[1]
Adjustments to reconcile net loss to net cash:
Depreciation and amortization expense		773,366	584,227	[2]	168,784	[2]
Stock compensation expense		15,550,314		[1]		[1]
Equity in net income of an associate		(300,639)		[2]		[2]
Listing fee		13,755,620		[1]		[1]
Finance costs		7,282,159	1,639,174	[1]	174,184	[1]
Changes in operating assets and liabilities:
Accounts payable and other current liabilities		(11,323,810)	20,786,156	[2]	2,444,010	[2]
Development properties		(25,377,424)	(26,476,497)	[2]	(29,096,918)	[2]
Prepayments and other assets		(1,931,419)	3,083,052	[2]	(5,591,419)	[2]
Receivables		(21,402,261)	(423,366)	[2]	(1,796)	[2]
CASH USED IN OPERATING ACTIVITIES		(42,242,451)	(7,304,703)	[2]	(34,135,844)	[2]
CASH FLOWS FROM INVESTING ACTIVITIES
Increase in other non-current assets		(62,989)	(188,736)	[2]		[2]
Acquisition of property and equipment		(923,019)	(231,446)	[2]	(480,375)	[2]
CASH USED IN INVESTING ACTIVITIES		(986,008)	(420,182)	[2]	(480,375)	[2]
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash received with the reverse recapitalization		788,886		[2]		[2]
Proceeds from key executive shares		2,214,900		[2]		[2]
Payment of issuance costs		(3,557,905)		[2]		[2]
Cancellation of shares		(1,284)		[2]		[2]
Payment of lease liabilities		(550,934)	(617,763)	[2]	(117,579)	[2]
Advances from ultimate holding company		41,510,504	33,155,965	[2]	(1,041,071)	[2]
Advances from immediate holding company – net		210,124	(11,993,357)	[2]	34,165,672	[2]
Advances from related parties - net		2,074,692	921,952	[2]	504,305	[2]
CASH PROVIDED BY FINANCING ACTIVITIES		42,688,983	21,466,797	[2]	33,511,327	[2]
Net changes in cash and cash equivalents		(539,476)	13,741,912	[2]	(1,104,892)	[2]
Cash, beginning of year	[2]	15,043,201	2,536,211		2,954,287
Effect of translation changes on cash		166,820	(1,234,922)	[2]	686,816	[2]
Cash, end of year		$ 14,670,545	$ 15,043,201	[2]	$ 2,536,211	[2]

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.
[2]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.